Commitments and Contingencies - Schedule of Lease Expense (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Expense [Abstract]
Operating lease right-of-use assets	$ 65,758	$ 113,761	$ 182,363
Other accrued expenses		68,321
Other long-term liabilities		51,841
Total		$ 120,162
Weighted Average Remaining Lease Term	11 months 1 day	1 year 8 months 1 day
Weighted Average Discount Rate	13.00%	13.00%